Preferred Dividends	12 Months Ended
Dec. 31, 2013
Preferred Dividends [Abstract]
Preferred Dividends Text Block
14.	PREFERRED DIVIDENDS

The Company calculated the dividends on the preferred stock for the years ended December 31, 2013 and 2012 as follows:

Preferred Dividends
Year ended December 31, 2013

	Preferred Shares	Annual
	Outstanding	Dividend	Accrual	Accrued
	at December 31	Rate	Period	Dividends
Series C Preferred Stock	-	*	January - June	$89,261
Series D Preferred Stock	-	10%	January - March	3,000
Series E Preferred Stock	-	12%	January - April	221,003
Series F Preferred Stock	-	12%	January - December	437,050
Series H Preferred Stock	-	**	January - March	334,000

Total				$1,084,314

Preferred Dividends
Year ended December 31, 2012

	Preferred Shares	Annual
	Outstanding	Dividend	Accrual	Accrued
	at December 31	Rate	Period	Dividends
Series C Preferred Stock	1,500	*	January - December	$175,450
Series D Preferred Stock	608	10%	January - December	61,340
Series E Preferred Stock	2,575	12%	September - December	82,675
Series F Preferred Stock	4,150	12%	September - December	145,250
Series H Preferred Stock	1,425	**	October - December	378,500

Total				$843,215

*   The stated dividend rate was 10%; however, if the dividends were not paid, the dividend rate became 12%.
** Dividends accrued on the Series H Preferred Stock at the rate of 10% per month for a maximum amount of dividends equal to 150% of the stated amount.

Series C Preferred Stock was issued from January 2012 through July 2012.
Series D Preferred Stock was outstanding for the entire year.
Series E Preferred Stock was issued from August 2012 through December 2012.
Series F Preferred Stock was issued to the former shareholders on TNS in connection with the acquisition of TNS on September 17, 2012.
Series H Preferred Stock was issued from October 2012 through November 2012.